Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Share Capital Multiple Voting Shares	Share Capital Subordinate Voting Shares	Share Capital Exchangeable Shares	Additional paid-in capital	Treasury Stock	Accumulated other comprehensive income	Accumulated Deficit	Noncontrolling interest	Multiple Voting Shares	Subordinate Voting Shares	Exchangeable Shares	Total
Equity at beginning of period at Dec. 31, 2020				$ 530,808	$ (557)	$ 3,266	$ (248,250)					$ 285,268
Number of shares outstanding at beginning of period at Dec. 31, 2020	3,696,000	28,874,000	2,128,000		(64,000)
Stock-based compensation				27,155								27,155
Stock-based compensation in Shares		1,916,000
Tax withholding on stock-based compensation awards				(28,536)								(28,536)
Tax withholding on stock-based compensation awards, shares		(991,000)
Exercise of rights, shares		135,000								135,000
Exercise of warrants				55,692								$ 55,692
Exercise of warrants, shares		7,203,000										7,203,000
Conversion of Exchangeable Shares, shares		841,000	(841,000)								9,012,000
Share issuance - business combinations and asset acquisitions				576,196								$ 576,196
Share issuance - business combinations and asset acquisitions, Shares		13,571,000	6,082,000
Replacement options issued - business combinations				4,453								4,453
Exercise of options				315								$ 315
Exercise of options, shares		37,000										37,000
Equity offering				118,052								$ 118,052
Equity offering, shares		4,600,000
Conversion of convertible debt				7,429								7,429
Conversion of convertible debt, shares		232,000
Repurchase of Equity Shares				(1,737)	$ (7,271)							$ (9,008)
Repurchase of Equity Shares, shares		(82,000)			(505,000)
Repurchase of Equity Shares (Shares)												586,000
Net loss							(16,952)					$ (16,952)
Equity at end of period at Dec. 31, 2021				1,289,827	$ (7,828)	3,266	(265,202)					1,020,063
Number of shares outstanding at end of period at Dec. 31, 2021	3,696,000	56,337,000	7,368,000		(568,000)				3,696,486	56,337,175	7,368,285
Stock-based compensation				46,115								46,115
Stock-based compensation in Shares		2,109,000
Tax withholding on stock-based compensation awards				(5,258)								(5,258)
Tax withholding on stock-based compensation awards, shares		(676,000)
Share issuance - related party - consulting services				707								707
Share issuance - related party - consulting services (Shares)		76,000
Share issuance - business combinations				6,352								6,352
Share issuance - business combinations, shares			682,000
Share issuance - earn-out consideration				11,748								11,748
Share issuance - earn-out consideration (Shares)		1,029,000
Conversion of Exchangeable Shares, shares		2,006,000	(2,006,000)								71,000
Consolidation of variable interest entities								$ 12,019				12,019
Replacement options issued - business combinations												$ 4,453
Exercise of options, shares												(33,000)
Exercise of options, net of options sold to cover income taxes				300								$ 300
Exercise of options net of options sold to cover income taxes, shares		33,000
Repurchase of Equity Shares				(78)	$ (1,159)							(1,237)
Repurchase of Equity Shares (Shares)		(5,000)			(77,000)
Net loss							(245,466)	(10,019)				(255,485)
Equity at end of period at Dec. 31, 2022				$ 1,349,713	$ (8,987)	$ 3,266	$ (510,668)	$ 2,000				$ 835,324
Number of shares outstanding at end of period at Dec. 31, 2022	3,696,000	60,909,000	6,044,000		(645,000)				3,696,486	60,909,492	6,044,339